Related Party Transactions	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions

2.	RELATED PARTY TRANSACTIONS
10b5-1 Plan
Certain of our directors and executive officers have adopted written plans, known as Rule 10b5-1 plans, in which they have contracted with a broker to buy shares of our common stock on a periodic basis. Our other directors and executive officers may also adopt Rule 10b5-1 plans in which they contract with a broker to buy or sell shares of our common stock on a periodic basis. Under a Rule 10b5-1 plan, a broker executes trades pursuant to parameters established by the director or officer when entering into the plan, without further direction from the director or officer. The director or officer may amend or terminate the plan in limited circumstances. Our directors and executive officers may also buy or sell additional shares of our common stock outside of a Rule 10b5-1 plan when they are not in possession of material, nonpublic information.

2.	RELATED PARTY TRANSACTIONS
Consulting Services
Leigh-Ann Durant, a former member of the Company’s board of directors prior to her stepping down in November 2021, provided consulting services to the Company for which the Company incurred $88,994 for consulting services provided by Ms. Durant during the year ended December 31, 2021. The Company paid Ms. Durant $34,560 in cash and issued her options to purchase 23,964 shares of common stock with a total fair value of $54,434 during the year ended December 31, 2021. Ms. Durant was no longer considered a related party in 2022.
Radu Vitoc, a shareholder and brother of the CEO, provides consulting services to the Company for which the Company incurred $4,700 for services provided during the year ended December 31, 2021. The Company paid Mr. Vitoc $2,350 in cash and issued him options to purchase 184 shares of common stock with a total fair value of $1,100. The remaining $1,250 for services provided in fiscal 2021 were settled in March, 2022 for 226 options issued to Mr. Vitoc. The Company also issued him a convertible note in the amount of $50,000 during April 2021, which was converted into 8,557 shares of common stock on September 30, 2021 at a conversion price of $6.00 per share, and also received 4,278 warrants to purchase shares of common stock at an exercise price of $6.00 per share. In 2022, Mr. Vitoc provided consulting services to the Company through July 2022 for which the Company incurred $36,900 for services provided during the year ended December 31, 2022. The Company paid Mr. Vitoc $19,950 in cash and issued him options to purchase 4,690 shares of common stock with a total fair value of $19.950. In August 2022, Mr. Vitoc became an employee of the Company.

CEO Loan Agreement
The Company’s chief executive officer lent the Company a total of $25,000 in August and September of 2018. These amounts, were unsecured, had no stated interest rate, and no stated repayment terms. The Company repaid $3,633 of the loan to the CEO during 2020 and $367 during 2021. The Company paid these loans in full in March 2021, by issuing the CEO a convertible note in the amount of $21,000. The convertible note issued to the CEO was converted into 3,621 shares of common stock on September 30, 2021 at a conversion price of $6.00 per share. No further notes to the CEO were incurred in the year ended December 31, 2022.